UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Management, Inc.
Address:   220 Fifth Avenue
           New York, NY  10001

Form 13F File Number:   28-6788

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Vice President
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York,  New York            August 12, 2004

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[ X ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-10027                   Rexford Offshore, L.L.C.

          28-2826                    Marcus Schloss & Co., Inc.

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    13

Form 13F Information Table Value Total:    $89,494


List of Other Included Managers:

      No.     Form 13F File Number        Name

      02      28-10027                    Rexford Offshore, L.L.C.

      03      28-2826                     Marcus Schloss & Co., Inc.

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
                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----

AT&T Wireless Services Inc             Com        00209A106    8,193     572,100 Sh        Defined      02,03     572,100   0    0
Bank One Corp                          Com        06423A103   18,380     360,400 Sh        Defined      02,03     360,400   0    0
Cima Labs Inc                          Com        171796105    7,363     218,300 Sh        Defined      02,03     218,300   0    0
Comcast Corp New                     Cl A Spl     20030N200    4,854     175,800 Sh        Defined      02,03     175,800   0    0
Cox Communications Inc                 Cl A       224044107    2,779     100,000 Sh        Defined      02,03     100,000   0    0
Walt Disney Co                         Com        254687106    2,549     100,000 Sh        Defined      02,03     100,000   0    0
Enzon Pharmaceuticals Inc              Com        293904108   10,962     859,100 Sh        Defined      02,03     859,100   0    0
Invision Technologies Inc              Com        461851107    3,483      69,800 Sh        Defined      02,03      69,800   0    0
Kroll Inc                              Com        501049100    7,483     202,900 Sh        Defined      02,03     202,900   0    0
Mandalay Resort Group                  Com        562567107    1,201      17,500 Sh        Defined      02,03      17,500   0    0
Oxford Health Plans Inc                Com        691471106    5,834     106,000 Sh        Defined      02,03     106,000   0    0
Titan Corp                             Com        888266103   13,908   1,071,500 Sh        Defined      02,03   1,071,500   0    0
Tularik Inc                            Com        899165104    2,505     101,000 Sh        Defined      02,03     101,000   0    0